J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.26

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304643276	(redacted)	Funded	1	1	1	1				Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on (redacted) open mortgages.; Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified reserves - (redacted) Months Verified PITI Reserves > (redacted) Months Required.;			GIDE 0001 Guideline Exception(s) - Missing Certificate of Good Standing, (redacted) (Good for (redacted) Days). - 03/06/2025 Certificate of Good Standing for (redacted) provided. Finding cleared.
304684409	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history;	HUD 0001 Missing Final HUD-1 - Missing final HUD/Settlement Statement/Closing Disclosure. Also missing is the closing instructions.

NOTE: Settlement statement is needed to verify:

1) Cash to borrower at closing, which was used to meet liquidity requirements

2) Hazard insurance premium paid at closing with escrow account established

3) Verify no loan proceeds were used for personal reasons - 04/08/2025 Recd closing instructions and settlement statement. Refer to new finding HUD 0028.

CRED 0089 Missing Required Fraud Tool - Missing background report on non-qualifying guarantor, (redacted), (redacted) owner of qualifying entity, (redacted).

Per guidelines -

Even though Non-Qualifying Guarantors are not acting as Qualifying Guarantors on the loan they must have an OFAC check performed. All Non-Qualifying Guarantors must have a clear OFAC.

Key Principals of the borrowing entity will require a full background report.

 - 04/29/2025 Recd background report, (redacted); Foreclosure activity > (redacted) years, fed/state tax liens have been released except for state tax lien filed (redacted) (redacted) reflecting no amount, all other judgments/liens > (redacted) years, and (redacted) court/trial offenses that do not provide type or date of the offenses.

HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Recd final settlement statement, Interest From Date (redacted) does not match to the Disbursement Date of (redacted). - 04/30/2025 Closing instruction in file notate interest paid through (redacted) for (redacted) days as evidenced on final HUD. Finding cleared.

COMP 0047 File Documentation is Incomplete (Compliance) - Missing Certificate of Good Standing, (redacted). - 04/08/2025 Recd SOS confirming the entity is in good standing.

HAZ 0001 Missing Hazard Insurance Proof of Premium - Missing hazard insurance paid receipt, (redacted) with premium of (redacted). No settlement statement in file to confirm the premium was paid at closing (Refer to HUD 0001). - Recd settlement statement to evidence hazard insurance premium was paid at closing.

304699188	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.; Verified reserves - (redacted) mths reserves verified.;	LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing signed lease agreement subject property. Only rent increase letter provided in file. Lease was used for the qualifying DSCR calculation. - 05/16/2025 Executed lease for the subject received.

CRED 0016 Insufficient Verified Funds to Close - Missing documented assets sufficient to cover cash to close and (redacted) months reserves totaling (redacted):

Subject Cash to Close (redacted)

Concurrent Cash to Close (redacted) (Borrower is purchasing (redacted) properties form seller)

Subject Reserves x (redacted)

Documented Assets (redacted):

(redacted)

(redacted)

NOTE: Borrower completed a cash out refinance, (redacted), for cash in hand of (redacted) which was already in included in (redacted) - Copy of settlement statement from the refinance of  (redacted) received.  Proceeds to borrower are sufficient to cover funds required to close and (redacted) mths reserves.

304684820	(redacted)	Funded	2	2	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Low DTI - Approved DTI (redacted) < (redacted) Max Allowed.;	GIDE 0001 Guideline Exception(s) - Missing investor acknowledgement for self-employment < (redacted) years required. Business registered (redacted)) as per (redacted). Borrower does not meet < (redacted) years restrictions due to missing prior employment verification and First Time Homebuyer., Compensating Factors: - EV2/B Recd additional post-consummation (redacted) for affiliated business.

--Review completed search on state department that confirms borrowers ownership (redacted) since (redacted), thus completing (redacted) months self-employment verification. UBI # matches self-employment business UBI#. Verified credit history

CRED 0035 Excessive Payment Shock - Payment Shock (redacted) > (redacted) Max Allowed FTHB.

Current Rent (redacted)

PITI (redacted) - 06/27/2025 EV2/B Investor Acknowledged Exception

CRED 0021 Missing Verification of Rental - Missing (redacted) months canceled checks (Landlord (redacted) / Rent (redacted)).

Per guidelines, A combined total of all late mortgage and rental payments in the past (redacted) months must be used to determine the housing history. For Private party landlords a VOR (or a copy of the current lease) will be required ALONG with (redacted) months cancelled

checks. - 06/26/2025 EV2/B - Investor Acknowledged Exception	FRAUD 0001 Fraud report alerts have not been addressed - Missing documentation used to confirm borrower has no ownership of (redacted). - 06/25/2025 Recd property profile to evidence borrower has no ownership of the potential undisclosed REO.

304691423	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required.;	CRED 0093 Credit Documentation is Insufficient - Missing VOM, (address).

--Per guidelines, (redacted) on all owned real estate. - 05/20/2025 Recd Open Lien Report confirming no open liens. Review notes the original lien was recorded (redacted) in the amount of (redacted).

304699164	(redacted)	Funded	1	1	1	1	Verified credit history - Qualifying Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open HELOC satisfactorily rated(redacted) months.;	TIL 0021 Unable to determine Consumer or Business Purpose - Missing business purpose attestation. - 05/22/2025 Finding is cleared with the attached cash out letter confirming use of funds were to be used for business purpose.

304715267	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	CRED 0026 Non-Arms Length Transaction - Missing investor acknowledgement for cash out refinance on subject property acquired under value via non-arms length transaction with no updates noted.

Guarantor acquired the subject property (redacted) (Recorded (redacted)) via non-arms length transaction, property was not listed and sold for (redacted) which is indicated to be under value. Current appraised value (redacted) with no updates noted (Site Value (redacted)). Guarantor received (redacted) cash in hand at closing. Guarantor appears to have been managing the property prior to acquisition as per the existing lease agreement.

 - 06/05/2025 Investor confirms (redacted) as the applicable date since that is when the transaction factually occurred, thus using appraisal valuation for cash out and LTV purposes is deemed acceptable. No seasoning requirements for cash out transactions.

304707145	(redacted)	Funded	2	2	1	1				Verified credit history - Qualifying Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and open HELOC satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < 9redacted) Max Allowed.;	GIDE 0001 Guideline Exception(s) - (redacted) Month Prepayment Penalty Period < (redacted) Month Term Required. - EV2/B - Investor lock confirmation evidences acknowledgement of the exception to guidelines.
304720384	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) open Home Equity Loan satisfactorily rated (redacted) months.;	INS 0001 Missing Sufficient Evidence of Insurance - Missing evidence of insurance reflecting (redacted) months rental loss coverage. Email form insurer indicates (redacted) months is included, but the insurance declaration page reflects (redacted) days. - 06/12/2025 Attached business coverage form (redacted) (b), We will only pay for loss of Business Income that you sustain during "period of restoration" and that occurs within (redacted) consecutive months after the date of direct physical loss or damage. We will only pay for ordinary payroll expenses for (redacted) days following the date of direct physical loss or damage, unless a greater number of days is shown in the Declarations. Policy Forms/Endorsements Applicable to Policy includes Businessowners Coverage Form (redacted).

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Evidence of insurance mortgage loan number, (redacted), is inaccurate. Actual loan number is (redacted). - 06/10/2025 Recd email correspondence from the insurer with snippet from their system reflecting correct loan number, (redacted), associated with subject property. Insurer indicates that there is a system issue causing the incorrect loan number to print on the EOI.

PPP 0002 Prepayment Penalty Not Allowed - (redacted) Month Prepayment Penalty Term < (redacted) Month Required. - TPR Error - Matrix allows for No PPP or Prepay Period up to a (redacted) Year term.

304715455	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.;	CRED 0016 Insufficient Verified Funds to Close - Missing final settlement statement / CD for recently refinanced REO. Loan proceeds were to be used to satisfy cash to close. - Recd final CD concurrent refinance.

304731047	(redacted)	Funded	1	1	1	1	Verified reserves - (redacted) months reserve. Borrower is receiving (redacted) months reserves from cash out proceeds.;	CRED 0024 Missing Proof Judgement and/or Tax Lien Paid/Released - Missing evidence the judgments on title have been paid. Per the payoff, the balance is (redacted) including (redacted) to the city of (redacted) plus (redacted) attorney fees. Only the attorney fees of (redacted) was paid on the final ALTA settlement statement. ALTA does include a (redacted) payment for a water cert, unable to determine if this includes the payoff amount. - 07/08/2025 Recd ledger reflecting (redacted)held in escrow with email from title agent confirming the check was sent to borrower.

304731278	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) closed Home Equity Loan in repayment satisfactorily rated (redacted) and (redacted) months.;	COMP 0047 File Documentation is Incomplete (Compliance) - Missing Entity Certificate signed by the borrowing guarantor, (redacted). Entity Certificate in file is only signed by the non-qualifying guarantor, (redacted). - 06/25/2025 Recd entity certificate signed by the borrowing guarantor.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing revised evidence of insurance reflecting the loan number (redacted). EOI in file loan number, (redacted), is inaccurate. Also missing copy of the insurance policy evidencing (redacted) months rent loss coverage. EOI in file only reflects (redacted) days business income coverage. - 06/25/2025 Recd screen shot from insurer confirming the correct loan number is associated with subject property.

Attached business coverage form (redacted)(b), We will only pay for loss of Business Income that you sustain during "period of restoration" and that occurs within (redacted) consecutive months after the date of direct physical loss or damage. We will only pay for ordinary payroll expenses for (redacted) days following the date of direct physical loss or damage, unless a greater number of days is shown in the Declarations. Policy Forms/Endorsements Applicable to Policy includes Business owners Coverage Form (redacted).

304731268	(redacted)	Funded	1	1	1	1	Verified reserves - (redacted) months reserves required. Borrower is receiving (redacted) months reserves from cash out proceeds.;	CRED 0011 LTV = >100% - The borrower purchased the subject property on (redacted) for (redacted), (redacted) days prior to the Note date (redacted). Per guidelines, when the subject was purchased less than (redacted) days prior to Note date the valuation will be based off the lesser of the Purchase Price + Documented Improvements or Appraised Value. No documented improvements in the file, using the purchase price of (redacted) and loan amount (redacted) the LTV is (redacted). Max LTV is (redacted) as the borrower is a first time investor (lease on subject began (redacted)). The borrower does not own their primary residence and the subject was their first time home purchase. - 07/01/2025 Agree, loan was approved as a cash out refinance. Per guidelines there is no seasoning requirement for a cash-out refinance.

304731277	(redacted)	Funded	1	1	1	1				Verified reserves - (redacted) months reserves or (redacted) required. Borrower is receiving (redacted) or (redacted) months reserves from cash out proceeds.;
304721806	(redacted)	Funded	1	1	1	1	Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required.;	DEED 0003 Missing Mortgage Transaction Date - Missing notary page that was to be affixed to the Mortgage. Mortgage is stamped, see attached (redacted) compliant notary certificate. - 06/30/2025 Recd complete copy of the Mortgage with notary page and all exhibits and riders.

304725154	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Guarantor (redacted) credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months. Guarantor (redacted) credit report reflects (redacted) open Home Equity Loan satisfactorily rated (redacted) months.;	APPR 0022 Missing Estimated Replacement Cost New for Property - Missing replacement cost estimator for subject property, (redacted). RCE in file for address (redacted) is not for subject property. - 07/08/2025 Recd RCE. NOTE: Coverage > Note Amount.

304732742	(redacted)	Funded	1	1	1	1				Verified credit history - FICO (redacted), minimum required (redacted);
304734104	(redacted)	Funded	2	1	2	1				Verified reserves - (redacted) months reserves or (redacted) required. (redacted) months reserves or (redacted) received from cash out proceeds.;	FLOOD 0001 Flood Notice Was Not Provided to Applicant(s) - Missing evidence the borrower was provided a copy of the Notice of Special Flood Hazard. Flood zone is AE. - 07/01/2025 EV2/B - Investor Acknowledged Exception.
304729167	(redacted)	Funded	1	1	1	1				Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;
304734561	(redacted)	Funded	1	1	1	1	Verified credit history - (redacted) Middle Credit Scores > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified reserves - (redacted) Months Verified PITI Reserves > (redacted) Months Required.;	CRED 0039 Missing evidence of property management experience - Missing evidence of prior property management experience. DSCR program is designed for experienced real estate investors who are seeking to purchase or refinance non-owner-occupied investment properties held for business purposes. The subject property owned for (redacted) months is vacant. B1 does not own primary residence. B1/B2 have no other REO besides subject and B2 primary residence. --Per guidelines, First Time Investors must own a primary residence. - 07/25/2025 - Guideline does not specify if one or all borrower first time investors must own primary residence. Recd response from investor, Given one of the borrowers has experience, we are okay clearing this one.

304729168	(redacted)	Funded	2	2	1	1				Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	APP 0005 Missing Schedule of Real Estate Owned - 1003/Application does not reflect REO from concurrent transaction, (redacted). Although the properties are held in the name of a different (redacted) the qualifying guarantor is the same. --Per guidelines, All properties owned must be listed on Schedule of RE. - 07/29/2025 Here is the updated (redacted) and VOMs for (redacted).
304729165	(redacted)	Funded	2	2	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open Mortgage satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	APP 0005 Missing Schedule of Real Estate Owned - (redacted)/Application does not reflect REO from concurrent transaction (redacted), or (redacted). Although the properties are held in the name of a different (redacted) the qualifying guarantor is the same. --Per guidelines, All properties owned must be listed on Schedule of RE. - 07/29/2025 borrower also has an additional property in different (redacted) that we are also getting to close : (redacted).

Please see property’s added to (redacted) along with VOM’s for both (redacted).	CRED 0093 Credit Documentation is Insufficient - Missing VOM for non-subject REO: (redacted). Per guidelines, Credit Eligibility: (redacted) on all owned real estate. - 07/29/2025 Recd VOM's for additional REO.

304728683	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	CRED 0017 Insufficient Verified Reserves (Number of Months) - No documented reserves in file. (redacted) months reserves required. Exchange funds > cash to close for replacement property. No evidence that excess funds were released to borrowers.--Per guidelines, (redacted) proceeds are only eligible as funds to close on an investment property purchase transaction. - 08/04/2025 Blend VOD received. With the verification of additional assets the reserves requirement have been met.

HUD 0001 Missing Final HUD-1 - Missing final settlement statement / closing disclosure for subject transaction. Settlement statement in file is marked estimated. - 07/29/2025 Recd final settlement statement.

CRED 0016 Insufficient Verified Funds to Close - Missing evidence of release of exchange funds for cash to close. Estimated settlement statement does not evidence receipt of funds to title from the (redacted). - 07/29/2025 Refer to CRED 0017 presentment. Recd wire receipt for cash to close of (redacted) from exchange (redacted).

CRED 0083 Asset Documentation is Insufficient - Missing complete (redacted) package. The following documentation is missing:

Sales agreement for the relinquished property

Agreement with a (redacted)

Settlement Statement for relinquished property - 08/05/2025 Final Settlement Statement for relinquished property provided. Finding cleared.

304758225	(redacted)	Funded	1	1	1	1				Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on non-subject REO.;
304729166	(redacted)	Funded	1	1	1	1				Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.;
304751882	(redacted)	Funded	1	1	1	1				Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified.; Verified credit history - FICO (redacted), minimum required (redacted);
304756732	(redacted)	Funded	1	1	1	1				Verified credit history - (redacted) fico w/a minimum requirement of (redacted).; Verified reserves - Borrower has more (redacted) mths of verified reserves w/a minimum requirement of (redacted).;
304776838	(redacted)	Funded	1	1	1	1				Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) HELOC satisfactorily rated (redacted) months respectively.; Low LTV/CLTV/HCLTV - (redacted) CLTV < (redacted) Max Allowed.; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required.;